Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company understands the importance of managing material risks from cybersecurity threats and are committed to implementing and maintaining an adequate information security program to manage such risks and safeguard the Company's systems and data, however the Company has not yet adopted formal cybersecurity risk management programs or formal processes for assessing cybersecurity risks.

The Company currently manages our cybersecurity risk through a variety of practices that are applicable to all users of our information technology and information assets, including our employees and contractors. The Company uses a combination of technology and monitoring to promote security awareness and prevent security incidents, including, without limitation, network and passwords protocols, required VPN access to our systems, rotation of security measures and third party firewalls and antivirus protections.

The Company has not, as of the date of this report, experienced a cybersecurity threat or incident, that materially affected or is reasonably likely to materially affect the Company's business, results of operations, or financial condition. However, there can be no guarantee that the Company will not experience such an incident in the future.

The Board oversees cybersecurity risk as part of its role of overseeing enterprise-wide risk.  The Company's senior management team is responsible for assessing and managing risks and incidents relating to cybersecurity threats and reports any material findings and recommendations, on a quarterly basis, to the Audit Committee for consideration.  The Audit Committee will then report to the Board.

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Management Processes Integrated [Text Block]	the Company has not yet adopted formal cybersecurity risk management programs or formal processes for assessing cybersecurity risks.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	The Company has not, as of the date of this report, experienced a cybersecurity threat or incident, that materially affected or is reasonably likely to materially affect the Company's business, results of operations, or financial condition. However, there can be no guarantee that the Company will not experience such an incident in the future.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Company's senior management team is responsible for assessing and managing risks and incidents relating to cybersecurity threats and reports any material findings and recommendations, on a quarterly basis, to the Audit Committee for consideration.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee will then report to the Board.
Cybersecurity Risk Role of Management [Text Block]	The Board oversees cybersecurity risk as part of its role of overseeing enterprise-wide risk. The Company's senior management team is responsible for assessing and managing risks and incidents relating to cybersecurity threats and reports any material findings and recommendations, on a quarterly basis, to the Audit Committee for consideration. The Audit Committee will then report to the Board.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Company's senior management team is responsible for assessing and managing risks and incidents relating to cybersecurity threats
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Company's senior management team is responsible for assessing and managing risks and incidents relating to cybersecurity threats and reports any material findings and recommendations, on a quarterly basis, to the Audit Committee for consideration. The Audit Committee will then report to the Board.